Supplement to the
Fidelity Advisor Strategic Dividend & Income Fund
Class A, Class T, Class B, and Class C
January 29, 2005
Prospectus

The following information replaces the biographical information for William Eigen found in the "Fund Management" section on page 27.

Derek Young is lead co-manager of Advisor Strategic Dividend & Income Fund, which he has managed since August 2005. He also manages other Fidelity funds. Since joining Fidelity Investments in 1996, Mr. Young has worked as director of Risk Management, senior vice president of Strategic Services and portfolio manager.

Christopher Sharpe is lead co-manager of Advisor Strategic Dividend & Income Fund, which he has managed since August 2005. He also manages other Fidelity funds. Prior to joining Fidelity Investments as an asset allocation director in 2002, Mr. Sharpe was an associate investment policy officer for John Hancock Financial Services, Inc. in Boston. From 1990 to 2000, he was with William M. Mercer, Inc. in Boston.

ASDI-05-03 August 8, 2005
1.805077.105

Supplement to the
Fidelity Advisor Strategic Dividend & Income Fund Institutional Class
January 29, 2005
Prospectus

The following information replaces the biographical information for William Eigen found in the "Fund Management" section on page 30.

Derek Young is lead co-manager of Advisor Strategic Dividend & Income Fund, which he has managed since August 2005. He also manages other Fidelity funds. Since joining Fidelity Investments in 1996, Mr. Young has worked as director of Risk Management, senior vice president of Strategic Services and portfolio manager.

Christopher Sharpe is lead co-manager of Advisor Strategic Dividend & Income Fund, which he has managed since August 2005. He also manages other Fidelity funds. Prior to joining Fidelity Investments as an asset allocation director in 2002, Mr. Sharpe was an associate investment policy officer for John Hancock Financial Services, Inc. in Boston. From 1990 to 2000, he was with William M. Mercer, Inc. in Boston.

ASDII-05-03 August 8, 2005
1.805078.105

Supplement to the
Fidelity® Strategic Dividend & IncomeSM Fund
January 29, 2005
Prospectus

The following information replaces the biographical information for William Eigen found in the "Fund Management" section on page 23.

Derek Young is lead co-manager of Strategic Dividend & Income Fund, which he has managed since August 2005. He also manages other Fidelity funds. Since joining Fidelity Investments in 1996, Mr. Young has worked as director of Risk Management, senior vice president of Strategic Services and portfolio manager.

Christopher Sharpe is lead co-manager of Strategic Dividend & Income Fund, which he has managed since August 2005. He also manages other Fidelity funds. Prior to joining Fidelity Investments as an asset allocation director in 2002, Mr. Sharpe was an associate investment policy officer for John Hancock Financial Services, Inc. in Boston. From 1990 to 2000, he was with William M. Mercer, Inc. in Boston.

SDI-05-03 August 8, 2005
1.791404.106